Segment Reporting - Reconciliation of Total Segment Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Total assets	$ 4,854,004	$ 5,409,686
Advances from affiliates	4,924	5,143
Cash and cash equivalents	206,762	160,221	$ 149,014	$ 244,241
Liquefied natural gas segment
Segment Reporting Information [Line Items]
Total assets	4,395,336	4,924,627
Liquefied petroleum gas segment
Segment Reporting Information [Line Items]
Total assets	246,982	319,695
Cash and cash equivalents
Segment Reporting Information [Line Items]
Cash and cash equivalents	206,762	160,221
Advances to affiliates
Segment Reporting Information [Line Items]
Advances from affiliates	$ 4,924	$ 5,143